Other Operating Income	12 Months Ended
Dec. 31, 2023
Other Operating Income [Abstract]
Other operating income

20. Other operating income

	2023	2022	2021
Income from Government grants	228,302	-	-
Other income	27,287	9,327	-
Total other operating income	255,589	9,327	-

Revised for the reclassification of certain activities as discontinued operations in 2022 and 2021 – refer to Notes 1, 10 and 27.